UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10607
Investment Company Act File Number

Focused Growth Portfolio
(Formerly, Large-Cap Portfolio)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Focused Growth Portfolio	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Biotechnology — 4.2%
Genzyme Corp.(1)	10,113	$495,638
Gilead Sciences, Inc.(1)	8,450	365,716

		$861,354

Capital Markets — 5.1%
Goldman Sachs Group, Inc.	2,942	$496,727
Morgan Stanley	18,518	548,133

		$1,044,860

Chemicals — 2.7%
Monsanto Co.	6,750	$551,812

		$551,812

Commercial Banks — 4.4%
Wells Fargo & Co.	33,700	$909,563

		$909,563

Communications Equipment — 11.2%
Cisco Systems, Inc.(1)	28,691	$686,863
QUALCOMM, Inc.	34,955	1,617,018

		$2,303,881

Computers & Peripherals — 15.8%
Apple, Inc.(1)	8,233	$1,736,010
Hewlett-Packard Co.	29,521	1,520,627

		$3,256,637

Energy Equipment & Services — 7.6%
National Oilwell Varco, Inc.	16,874	$743,975
Schlumberger, Ltd.	12,648	823,258

		$1,567,233

Food & Staples Retailing — 6.6%
CVS Caremark Corp.	42,158	$1,357,909

		$1,357,909

Health Care Equipment & Supplies — 7.4%
St. Jude Medical, Inc.(1)	13,500	$496,530
Stryker Corp.	20,250	1,019,992

		$1,516,522

Insurance — 1.7%
Aflac, Inc.	7,607	$351,824

		$351,824

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.(1)	3,244	$436,383
Netflix, Inc.(1)	10,128	558,458

		$994,841

Internet Software & Services — 6.9%
Google, Inc., Class A(1)	2,293	$1,421,614

		$1,421,614

Media — 3.2%
Omnicom Group, Inc.	16,833	$659,012

		$659,012

1

Security	Shares	Value
Pharmaceuticals — 9.1%
Abbott Laboratories	11,774	$635,678
Teva Pharmaceutical Industries, Ltd. ADR	22,235	1,249,163

		$1,884,841

Software — 3.4%
Activision Blizzard, Inc.(1)	64,054	$711,640

		$711,640

Specialty Retail — 3.6%
GameStop Corp., Class A(1)	33,773	$740,980

		$740,980

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	11,763	$429,702

		$429,702

Total Common Stocks (identified cost $18,487,913)		$20,564,225

Total Investments — 99.8% (identified cost $18,487,913)		$20,564,225

Other Assets, Less Liabilities — 0.2%		$33,403

Net Assets — 100.0%		$20,597,628

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

2

The Portfolio did not have any financial instruments outstanding at December 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,549,527

Gross unrealized appreciation	$2,246,145
Gross unrealized depreciation	(231,447)

Net unrealized appreciation	$2,014,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$20,564,225	$—	$—	$20,564,225

Total Investments	$20,564,225	$—	$—	$20,564,225

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 16, 2009, the name of the Portfolio was changed from Large-Cap Portfolio.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Focused Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date: February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010